Commitments and Contingencies - Commitments (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Disclosure of Commitments [Line Items]
Long-term service agreements	$ 254
Operating leases	72
Growth	18
Total	1,273
Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	692
Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	237
2026
Disclosure of Commitments [Line Items]
Long-term service agreements	55
Operating leases	5
Growth	7
Total	179
2026 | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	83
2026 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	29
2027
Disclosure of Commitments [Line Items]
Long-term service agreements	44
Operating leases	2
Growth	0
Total	144
2027 | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	67
2027 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	31
2028
Disclosure of Commitments [Line Items]
Long-term service agreements	21
Operating leases	2
Growth	11
Total	123
2028 | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	67
2028 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	22
2029
Disclosure of Commitments [Line Items]
Long-term service agreements	14
Operating leases	2
Growth	0
Total	99
2029 | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	63
2029 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	20
2030
Disclosure of Commitments [Line Items]
Long-term service agreements	15
Operating leases	2
Growth	0
Total	100
2030 | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	62
2030 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	21
2031 and thereafter
Disclosure of Commitments [Line Items]
Long-term service agreements	105
Operating leases	59
Growth	0
Total	628
2031 and thereafter | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	350
2031 and thereafter | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	$ 114